Earnings Per Share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic And Diluted, By Common Class, Including Two Class Method [Line Items]
Income available to common shareholders	$ 25,604	$ 23,192	$ 15,590	$ 717	$ 23,208	$ 21,234	$ 12,560	$ 19,393	$ 65,103	$ 76,395	$ 53,538
Distributed earnings to common shareholders - basic									63,897	74,952	52,550
Distributed and undistributed earnings to common shareholders - diluted									63,894	74,958	52,571
Weighted average shares outstanding - basic									29,605,088	29,454,084	28,500,420
Weighted average shares outstanding - diluted									29,105,098	28,957,696	28,141,300
Earnings per common share - basic	$ 0.86	$ 0.78	$ 0.53	$ 0.02	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 2.20	$ 2.59	$ 1.88
Earnings per common share - diluted	$ 0.86	$ 0.78	$ 0.53	$ 0.02	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 2.20	$ 2.59	$ 1.87
Unvested Restricted Stock [Member]
Earnings Per Share, Basic And Diluted, By Common Class, Including Two Class Method [Line Items]
Distributed earnings to unvested restricted stock									(1,206)	(1,443)	(988)
Undistributed earnings reallocated to unvested restricted stock									$ (3)	$ 6	$ 21
Earnings per common share - basic									$ 2.18	$ 2.61	$ 2.04
Earnings per common share - diluted									$ 2.18	$ 2.60	$ 2.00